OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9   -   OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2 0 1 3	2 0 1 4

Payroll and related expenses	$14,485	$14,123
Income taxes including the provision for uncertain tax positions	650	1,248
Professional services	1,748	1,617
Warranties	4,985	5,554
VAT, sales and consumption taxes	1,137	911
Commissions (external)	617	790
Royalties	1,413	698
Fair value of financial derivatives	808	1,042
Accrued expenses	13,570	9,739
	$39,413	$35,722